Guaranteed Investment Contracts Master Trust Account (Details) - Master Trust Balances - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 331,318	$ 369,171
Short-term investment fund
EBP, Master Trust [Line Items]
Total investments	7,706	8,944
Common/collective trusts
EBP, Master Trust [Line Items]
Total investments	$ 323,612	$ 360,227